Real estate properties development completed and under development	12 Months Ended
Dec. 31, 2023
Real estate properties development completed and under development
Real estate properties development completed and under development

5.         Real estate properties development completed and under development

The following summarizes the components of real estate properties development completed and under development at December 31, 2022 and 2023:

	December 31,	December 31,
	2022	2023
	US$	US$
Real estate properties development completed	830,840,167	854,076,531
Real estate properties under development	2,446,216,486	2,453,888,438
Total real estate properties development completed and under development	3,277,056,653	3,307,964,969

As of December 31, 2023, land use rights included in the real estate properties under development totaled US$1,589,737,091 (2022: US$1,729,523,333).

As of December 31, 2023, land use rights with an aggregate net book value of US$398,837,052 (2022: US$424,482,379) was pledged as collateral for certain bank loans and other debts.